UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2010

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	51 JFK Parkway, Suite 250B
		Short Hills, NJ 07078

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael L. Palmer
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Michael L. Palmer		Short Hills, New Jersey		02/14/2011
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 77
Form 13F Information Table Value Total: 4,915,604,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
Altera Corp					COM			021441100	2,419 		68,000 		x				 				68,000
AMR Corp					COM			001765106	36,249 		4,653,263 	x				 				4,653,263
Analog Devices Inc				COM			032654105	2,411 		64,000 		x				 				64,000
Applied Materials Inc				COM			038222105	127,893 	9,102,726 	x				 				9,102,726
Banco Santander SA				ADR			05964H105	6,644 		623,810 	x				 				623,810
Bank of America Corp				COM			060505104	334,401 	25,067,544 	x				 				25,067,544
BB&T Corp					COM			054937107	10,975 		417,441 	x				 				417,441
Broadcom Corp					CL A			111320107	1,916 		44,000 		x				 				44,000
Brunswick Corp					COM			117043109	27,883 		1,487,864 	x				 				1,487,864
Capital One Financial Corp			*W EXP 11/14/201	14040H139	2,043 		126,759 	x				 				126,759
Capital One Financial Corp			COM			14040H105	43,667 		1,026,009 	x				 				1,026,009
CF Industries Holdings Inc			COM			125269100	87,537 		647,703 	x				 				647,703
Cisco Systems Inc				COM			17275R102	122,387 	6,049,791 	x				 				6,049,791
Citigroup Inc					COM			172967101	555,781 	117,501,357 	x				 				117,501,357
Con-Way Inc.					COM			205944101	21,762 		595,082 	x				 				595,082
Dean Foods Co					COM			242370104	95,175 		10,766,433 	x				 				10,766,433
Delta Air Lines Inc				COM NEW			247361702	19,615 		1,556,784 	x				 				1,556,784
E-Trade Financial Corp				NOTE			269246AZ7	71,814 		46,257,000 	x				 				46,257,000
Fifth Third Bancorp				COM			316773100	138,946 	9,465,006 	x				 				9,465,006
Flagstar Bancorp Inc				COM NEW			337930507	4,972 		3,050,000 	x				 				3,050,000
General Motors Corp				COM			37045V100	50,904 		1,381,012 	x				 				1,381,012
General Motors Corp				JR PFD CNV SRB		37045V209	16,233 		300,000 	x				 				300,000
Goodyear Tire & Rubber Co.			COM			382550101	119,425 	10,078,064 	x				 				10,078,064
Gramercy Capital Corp				COM			384871109	914 		395,791 	x				 				395,791
Hewlett-Packard Co				COM			428236103	245,996 	5,843,144 	x				 				5,843,144
Intel Corp					COM			458140100	3,794 		180,400 	x				 				180,400
International Paper Company			COM			460146103	147,086 	5,399,622 	x				 				5,399,622
Johnson & Johnson				COM			478160104	81,777 		1,322,177 	x				 				1,322,177
JPMorgan Chase & Co				COM			46625H100	22,937 		540,704 	x				 				540,704
KLA-Tencor Corp					COM			482480100	69,400 		1,796,067 	x				 				1,796,067
Lam Research Corp				COM			512807108	78,922 		1,524,186 	x				 				1,524,186
Linear Technology Corp				COM			535678106	1,695 		49,000 		x				 				49,000
Macy's Inc					COM			55616P104	132,168 	5,224,023 	x				 				5,224,023
Manitowoc Company Inc.				COM			563571108	15,758 		1,201,958 	x				 				1,201,958
Medtronic Inc					COM			585055106	61,191 		1,649,797 	x				 				1,649,797
Merck & Co Inc					COM			58933Y105	132,735 	3,683,000 	x				 				3,683,000
Micron Technology Inc.				COM			595112103	142,471 	17,764,518 	x				 				17,764,518
Microsoft Corp					COM			594918104	168,662 	6,040,911 	x				 				6,040,911
Morgans Hotel Group				COM			61748W108	824 		90,847 		x				 				90,847
MPG Office Trust Inc				COM			553274101	11,485 		4,176,280 	x				 				4,176,280
Mueller Water Products Inc.			COM			624758108	10,238 		2,455,169 	x				 				2,455,169
Navistar International Corp			COM			63934E108	26,708 		461,199 	x				 				461,199
Newcastle Investment Corp.			COM			65105M108	16,249 		2,425,156 	x				 				2,425,156
Owens Corning					*W EXP 10/30/201	690742127	18 		7,544 		x				 				7,544
Pfizer Inc.					COM			717081103	290,004 	16,562,202 	x				 				16,562,202
Royal Bk Scotland Group PLC			SPON ADR F		780097804	700 		32,223 		x				 				32,223
Royal Bk Scotland Group PLC			SPON ADR SER H		780097879	1,240 		58,708 		x				 				58,708
Royal Bk Scotland Group PLC			SP ADR L RP PF		780097788	32,454 		1,861,961 	x				 				1,861,961
Royal Bk Scotland Group PLC			SP ADR PREF M		780097796	22,894 		1,560,596 	x				 				1,560,596
Royal Bk Scotland Group PLC			ADR PREF SER N		780097770	48,896 		3,360,579 	x				 				3,360,579
Royal Bk Scotland Group PLC			ADR PFD SER P		780097762	35 		2,400 		x				 				2,400
Royal Bk Scotland Group PLC			ADR PREF SHS Q		780097754	24,191 		1,609,519 	x				 				1,609,519
Royal Bk Scotland Group PLC			ADR PREF SHS R		780097747	71 		4,889 		x				 				4,889
Royal Bk Scotland Group PLC			SP ADR PREF S		780097739	29,708 		2,001,914 	x				 				2,001,914
Royal Bk Scotland Group PLC			SP ADR PREF T		780097713	32,787 		2,028,914 	x				 				2,028,914
Safeway Inc.					COM NEW			786514208	2,982 		132,600 	x				 				132,600
Semiconductor HOLDRs Trust			DEP RCPT		816636203	55,626 		1,710,000 	x				 				1,710,000
Smurfit-Stone Container Corp			COM			83272A104	9,377 		366,291 	x				 				366,291
Strategic Hotels & Resorts Inc			COM			86272T106	300 		56,738 		x				 				56,738
Suntrust Banks Inc				COM			867914103	123,738 	4,193,090 	x				 				4,193,090
SuperMedia Inc					COM			868447103	4,064 		466,564 	x				 				466,564
Supervalu Inc					COM			868536103	2,960 		307,363 	x				 				307,363
Temple-Inland Inc				COM			879868107	26,963 		1,269,426 	x				 				1,269,426
Teradyne Inc					COM			880770102	55,523 		3,954,603 	x				 				3,954,603
Texas Instruments Inc				COM			882508104	4,225 		130,000 	x				 				130,000
The Hartford Financial Services Group		COM			416515104	34,623 		1,307,035 	x				 				1,307,035
The Hartford Financial Services Group		*W EXP 06/26/201	416515120	24,970 		1,383,400 	x				 				1,383,400
The Kroger Co					COM			501044101	3,026 		135,350 	x				 				135,350
United Continental Holdings Inc.		COM			910047109	91,744 		3,851,550 	x				 				3,851,550
UnitedHealth Group Inc				COM			91324P102	64,344 		1,781,879 	x				 				1,781,879
US Airways Group Inc				COM			90341W108	29,043 		2,901,415 	x				 				2,901,415
Virgin Media Inc				*W EXP 99/99/999	92769L119	5 		237,059 	x				 				237,059
Wells Fargo & Co				COM			949746101	231,188 	7,460,100 	x				 				7,460,100
Wells Fargo & Co				PERP PFD CNV A		949746804	335,667 	335,482 	x				 				335,482
Willis Group Holdings Limited			SHS			G96666105	13,532 		390,770 	x				 				390,770
Xilinx Inc					COM			983919101	1,652 		57,000 		x				 				57,000
Yahoo! Inc					COM			984332106	44,990 		2,705,372 	x				 				2,705,372
